Performance Management - Prospectus Summary	Oct. 31, 2025
NYLI Conservative Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and three additional indexes over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P 500® Index, MSCI EAFE® Index (Net) and Conservative Allocation Composite Index, which are generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	11.35%
Worst Quarter
2020, Q1	-10.05%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Conservative Allocation Fund			12 Months Ended	60 Months Ended	64 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index1
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Percent			7.30%	(0.36%)		2.01%
S&P 500® Index1 | Average Annual Return, Label [Optional Text]	[2]	S&P 500® Index2
S&P 500® Index1 | Average Annual Return, Percent			17.88%	14.42%		14.82%
MSCI EAFE® Index | Average Annual Return, Label [Optional Text]	[3]	MSCI EAFE® Index (Net)3
MSCI EAFE® Index | Average Annual Return, Percent			31.22%	8.92%		8.18%
Conservative Allocation Composite Index4 | Average Annual Return, Label [Optional Text]	[4]	Conservative Allocation Composite Index4
Conservative Allocation Composite Index4 | Average Annual Return, Percent			12.79%	4.99%		6.58%
Class A | Average Annual Return, Percent			6.09%	3.36%		4.72%
Class A | Performance Inception Date		Apr. 04, 2005
Investor Class | Average Annual Return, Percent			6.52%	3.28%		4.55%
Investor Class | Performance Inception Date		Feb. 28, 2008
Class C | Average Annual Return, Percent			7.41%	3.04%		4.36%
Class C | Performance Inception Date		Apr. 04, 2005
Class I | Average Annual Return, Percent			9.60%	4.25%		5.59%
Class I | Performance Inception Date		Apr. 04, 2005
Class I | After Taxes on Distributions | Average Annual Return, Percent			7.95%	2.78%		4.14%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			5.99%	2.78%		3.90%
SIMPLE Class | Average Annual Return, Percent			9.10%	3.63%	4.34%
SIMPLE Class | Performance Inception Date		Aug. 31, 2020
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[3]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
[4]	The Conservative Allocation Composite Index consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI Conservative Allocation Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.35%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(10.05%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI Moderate Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and four additional indexes over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P 500® Index, MSCI EAFE® Index (Net), Bloomberg U.S. Aggregate Bond Index and Moderate Allocation Composite Index, which are generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	14.42%
Worst Quarter
2020, Q1	-13.92%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Moderate Allocation Fund			12 Months Ended	60 Months Ended	64 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index4
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Percent			7.30%	(0.36%)		2.01%
S&P 500® Index1 | Average Annual Return, Label [Optional Text]	[2]	S&P 500® Index2
S&P 500® Index1 | Average Annual Return, Percent			17.88%	14.42%		14.82%
MSCI EAFE® Index | Average Annual Return, Label [Optional Text]	[3]	MSCI EAFE® Index (Net)3
MSCI EAFE® Index | Average Annual Return, Percent			31.22%	8.92%		8.18%
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[4]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%		14.29%
Moderate Allocation Composite Index5 | Average Annual Return, Label [Optional Text]	[5]	Moderate Allocation Composite Index5
Moderate Allocation Composite Index5 | Average Annual Return, Percent			15.57%	7.69%		8.82%
Class A | Average Annual Return, Percent			7.73%	5.00%		6.23%
Class A | Performance Inception Date		Apr. 04, 2005
Investor Class | Average Annual Return, Percent			8.14%	4.90%		6.04%
Investor Class | Performance Inception Date		Feb. 28, 2008
Class C | Average Annual Return, Percent			9.05%	4.65%		5.84%
Class C | Performance Inception Date		Apr. 04, 2005
Class I | Average Annual Return, Percent			11.39%	5.92%		7.10%
Class I | Performance Inception Date		Apr. 04, 2005
Class I | After Taxes on Distributions | Average Annual Return, Percent			9.70%	4.23%		5.45%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			7.42%	4.14%		5.17%
SIMPLE Class | Average Annual Return, Percent			10.77%	5.27%	6.21%
SIMPLE Class | Performance Inception Date		Aug. 31, 2020
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[3]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
[4]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[5]	The Moderate Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI Moderate Allocation Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.92%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI Growth Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and four additional indexes over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P 500® Index, MSCI EAFE® Index (Net), Bloomberg U.S. Aggregate Bond Index and Growth Allocation Composite Index, which are generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	17.54%
Worst Quarter
2020, Q1	-18.77%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Growth Allocation Fund			12 Months Ended	60 Months Ended	64 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index4
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Percent			7.30%	(0.36%)		2.01%
S&P 500® Index1 | Average Annual Return, Label [Optional Text]	[2]	S&P 500® Index2
S&P 500® Index1 | Average Annual Return, Percent			17.88%	14.42%		14.82%
MSCI EAFE® Index | Average Annual Return, Label [Optional Text]	[3]	MSCI EAFE® Index (Net)3
MSCI EAFE® Index | Average Annual Return, Percent			31.22%	8.92%		8.18%
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[4]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%		14.29%
Growth Allocation Composite Index5 | Average Annual Return, Label [Optional Text]	[5]	Growth Allocation Composite Index5
Growth Allocation Composite Index5 | Average Annual Return, Percent			18.38%	10.40%		11.03%
Class A | Average Annual Return, Percent			9.00%	6.54%		7.44%
Class A | Performance Inception Date		Apr. 04, 2005
Investor Class | Average Annual Return, Percent			9.38%	6.46%		7.24%
Investor Class | Performance Inception Date		Feb. 28, 2008
Class C | Average Annual Return, Percent			10.34%	6.19%		7.04%
Class C | Performance Inception Date		Apr. 04, 2005
Class I | Average Annual Return, Percent			12.70%	7.46%		8.32%
Class I | Performance Inception Date		Apr. 04, 2005
Class I | After Taxes on Distributions | Average Annual Return, Percent			11.27%	5.61%		6.58%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			8.32%	5.38%		6.21%
SIMPLE Class | Average Annual Return, Percent			12.13%	6.83%	8.10%
SIMPLE Class | Performance Inception Date		Aug. 31, 2020
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[3]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
[4]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[5]	The Growth Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI Growth Allocation Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI Equity Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and three additional indexes over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P 500® Index, MSCI EAFE® Index (Net) and Equity Allocation Composite Index, which are generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	20.50%
Worst Quarter
2020, Q1	-22.40%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Equity Allocation Fund			12 Months Ended	60 Months Ended	64 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index1 | Average Annual Return, Label [Optional Text]	[1]	S&P 500® Index2
S&P 500® Index1 | Average Annual Return, Percent			17.88%	14.42%		14.82%
MSCI EAFE® Index | Average Annual Return, Label [Optional Text]	[2]	MSCI EAFE® Index (Net)3
MSCI EAFE® Index | Average Annual Return, Percent			31.22%	8.92%		8.18%
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[3]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%		14.29%
Equity Allocation Composite Index4 | Average Annual Return, Label [Optional Text]	[4]	Equity Allocation Composite Index4
Equity Allocation Composite Index4 | Average Annual Return, Percent			21.21%	13.12%		13.20%
Class A | Average Annual Return, Percent			10.64%	7.53%		8.48%
Class A | Performance Inception Date		Apr. 04, 2005
Investor Class | Average Annual Return, Percent			11.02%	7.46%		8.30%
Investor Class | Performance Inception Date		Feb. 28, 2008
Class C | Average Annual Return, Percent			11.99%	7.20%		8.11%
Class C | Performance Inception Date		Apr. 04, 2005
Class I | Average Annual Return, Percent			14.33%	8.45%		9.37%
Class I | Performance Inception Date		Apr. 04, 2005
Class I | After Taxes on Distributions | Average Annual Return, Percent			12.69%	6.49%		7.58%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			9.53%	6.17%		7.12%
SIMPLE Class | Average Annual Return, Percent			13.75%	7.82%	9.44%
SIMPLE Class | Performance Inception Date		Aug. 31, 2020
[1]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[2]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
[3]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[4]	The Equity Allocation Composite Index consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI Equity Allocation Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.50%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.40%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI Epoch U.S. Equity Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance, an additional index and a composite index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Russell 1000® Value Index and the U.S. Equity Yield Composite Index, which are generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2022, Q4	13.65%
Worst Quarter
2020, Q1	-23.86%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Epoch U.S. Equity Yield Fund			12 Months Ended	60 Months Ended	64 Months Ended	104 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%			14.29%
Russell 1000® Value Index2 | Average Annual Return, Label [Optional Text]	[2]	Russell 1000® Value Index2
Russell 1000® Value Index2 | Average Annual Return, Percent			15.91%	11.33%			10.53%
U.S. Equity Yield Composite Index3 | Average Annual Return, Label [Optional Text]	[3]	U.S. Equity Yield Composite Index3
U.S. Equity Yield Composite Index3 | Average Annual Return, Percent			9.53%	8.30%			9.52%
Class A | Average Annual Return, Percent			7.40%	10.35%			9.79%
Class A | Performance Inception Date		Feb. 03, 2009
Investor Class | Average Annual Return, Percent			7.68%	10.17%			9.53%
Investor Class | Performance Inception Date		Nov. 16, 2009
Class C | Average Annual Return, Percent			11.54%	10.48%			9.33%
Class C | Performance Inception Date		Nov. 16, 2009
Class I | Average Annual Return, Percent			14.01%	11.97%			10.74%
Class I | Performance Inception Date		Dec. 03, 2008
Class I | After Taxes on Distributions | Average Annual Return, Percent			12.11%	10.48%			9.45%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			9.60%	9.36%			8.55%
Class R6 | Average Annual Return, Percent			14.01%	11.96%		10.07%
Class R6 | Performance Inception Date		May 08, 2017
SIMPLE Class | Average Annual Return, Percent			13.40%	11.21%	12.25%
SIMPLE Class | Performance Inception Date		Aug. 31, 2020
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.
[3]	The U.S. Equity Yield Composite Index consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. It is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. It is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI Epoch U.S. Equity Yield Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.65%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI Fiera SMID Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Effective July 21, 2023, the Fiera Capital Small/Mid-Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to July 21, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund. The historical performance presented prior to February 12, 2018 reflects the performance of APEXcm Small/Mid-Cap Growth Fund, a former series of The Ultimus Managers Trust (the "Prior Predecessor Fund"). The returns of the Prior Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Predecessor Fund or the Fund. The returns prior to February 12, 2018 are based on the previous performance and actual fees and expenses of the Prior Predecessor Fund's sole class of shares (i.e., the Predecessor Fund's Institutional Class shares, which commenced operations on June 29, 2012). The Prior Predecessor Fund's Investor Class shares commenced operations on February 12, 2018.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable. Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.Effective July 21, 2023, the Fiera Capital Small/Mid-Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to July 21, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund. The historical performance presented prior to February 12, 2018 reflects the performance of APEXcm Small/Mid-Cap Growth Fund, a former series of The Ultimus Managers Trust (the "Prior Predecessor Fund"). The returns of the Prior Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Predecessor Fund or the Fund.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	33.72%
Worst Quarter
2020, Q1	-23.24%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Fiera SMID Growth Fund			12 Months Ended	29 Months Ended	60 Months Ended	95 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%		13.15%		14.29%
Russell 2500TM Growth Index2 | Average Annual Return, Label [Optional Text]	[2]	Russell 2500TM Growth Index2
Russell 2500TM Growth Index2 | Average Annual Return, Percent			10.31%		2.98%		10.55%
Class A | Average Annual Return, Percent			(0.36%)		4.25%	9.77%
Class A | Performance Inception Date		Feb. 12, 2018
Class C | Average Annual Return, Percent			3.47%	5.89%
Class C | Performance Inception Date		Jul. 24, 2023
Class I | Average Annual Return, Percent			5.75%		4.55%		10.81%
Class I | Performance Inception Date		Jun. 29, 2012
Class I | After Taxes on Distributions | Average Annual Return, Percent			5.16%		2.87%		8.53%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.84%		3.28%		8.30%
Class R6 | Average Annual Return, Percent			5.75%	7.17%
Class R6 | Performance Inception Date		Jul. 24, 2023
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 2500™ Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Performance Availability Website Address [Text]	nylim.com/funds
NYLI Fiera SMID Growth Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	33.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.24%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI PineStone U.S. Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Effective August 25, 2023, the Fiera Capital U.S. Equity Long-Term Quality Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.Effective August 25, 2023, the Fiera Capital U.S. Equity Long-Term Quality Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by the calendar year 2020-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	19.83%
Worst Quarter
2020, Q1	-15.17%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI PineStone U.S. Equity Fund			12 Months Ended	28 Months Ended	60 Months Ended	75 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index1 | Average Annual Return, Label [Optional Text]	[1]	S&P 500® Index2
S&P 500® Index1 | Average Annual Return, Percent			17.88%		14.42%	16.03%
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[2]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%		13.15%	15.39%
Class A | Average Annual Return, Percent			1.72%		10.25%	13.44%
Class A | Performance Inception Date		Sep. 30, 2019
Class C | Average Annual Return, Percent			5.71%	10.01%
Class C | Performance Inception Date		Aug. 28, 2023
Class I | Average Annual Return, Percent			7.94%		10.52%	13.72%
Class I | Performance Inception Date		Sep. 30, 2019
Class I | After Taxes on Distributions | Average Annual Return, Percent			7.65%		10.12%	13.31%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			4.91%		8.30%	11.10%
Class R6 | Average Annual Return, Percent			8.03%	11.35%
Class R6 | Performance Inception Date		Aug. 28, 2023
[1]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[2]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Performance Availability Website Address [Text]	nylim.com/funds
NYLI PineStone U.S. Equity Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI PineStone U.S. Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

The following bar chart and table reflect the performance for Class P shares of the Fund.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.The following bar chart and table reflect the performance for Class P shares of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class P Shares(by calendar year 2024-2025)
Bar Chart Closing [Text Block]

Best Quarter
2024, Q3	8.27%
Worst Quarter
2024, Q4	-2.92%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI PineStone U.S. Equity Fund			12 Months Ended	28 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index1 | Average Annual Return, Label [Optional Text]	[1]	S&P 500® Index2
S&P 500® Index1 | Average Annual Return, Percent			17.88%	22.29%
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[2]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	21.70%
Class P | Average Annual Return, Percent			8.03%	11.35%
Class P | Performance Inception Date		Aug. 28, 2023
Class P | After Taxes on Distributions | Average Annual Return, Percent			7.71%	11.00%
Class P | After Taxes on Distributions and Sales | Average Annual Return, Percent			4.98%	8.78%
[1]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[2]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Performance Availability Website Address [Text]	nylim.com/funds
NYLI PineStone U.S. Equity Fund | Class P
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.27%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.92%)
Lowest Quarterly Return, Date	Dec. 31, 2024
NYLI S&P 500 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the S&P 500® Index to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which was a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC.

Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC, a former subadvisor, and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	20.45%
Worst Quarter
2020, Q1	-19.61%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI S&P 500 Index Fund			12 Months Ended	60 Months Ended	64 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index1 | Average Annual Return, Label [Optional Text]	[1]	S&P 500® Index1
S&P 500® Index1 | Average Annual Return, Percent			17.88%	14.42%		14.82%
Class A | Average Annual Return, Percent			15.50%	13.49%		13.88%
Class A | Performance Inception Date		Jan. 02, 2004
Investor Class | Average Annual Return, Percent			15.87%	13.40%		13.69%
Investor Class | Performance Inception Date		Feb. 28, 2008
Class I | Average Annual Return, Percent			17.56%	14.12%		14.51%
Class I | Performance Inception Date		Jan. 02, 1991
Class I | After Taxes on Distributions | Average Annual Return, Percent			17.21%	12.79%		12.26%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			10.64%	10.99%		11.25%
SIMPLE Class | Average Annual Return, Percent			17.01%	13.47%	14.12%
SIMPLE Class | Performance Inception Date		Aug. 31, 2020
[1]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI S&P 500 Index Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI WMC Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies.

The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	29.45%
Worst Quarter
2022, Q2	-23.76%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI WMC Growth Fund			12 Months Ended	56 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%		13.15%	14.29%
Russell 1000® Growth Index2 | Average Annual Return, Label [Optional Text]	[2]	Russell 1000® Growth Index2
Russell 1000® Growth Index2 | Average Annual Return, Percent			18.56%		15.32%	18.13%
Class A | Average Annual Return, Percent			10.19%		8.35%	12.23%
Class A | Performance Inception Date		Aug. 07, 2006
Investor Class | Average Annual Return, Percent			10.47%		8.16%	11.92%
Investor Class | Performance Inception Date		Jan. 18, 2013
Class C | Average Annual Return, Percent			14.38%		8.45%	11.71%
Class C | Performance Inception Date		Jan. 18, 2013
Class I | Average Annual Return, Percent			16.91%		9.90%	13.16%
Class I | Performance Inception Date		Nov. 02, 2009
Class I | After Taxes on Distributions | Average Annual Return, Percent			16.06%		8.18%	11.42%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			10.63%		7.32%	10.29%
Class R6 | Average Annual Return, Percent			16.96%	8.48%
Class R6 | Performance Inception Date		Apr. 26, 2021
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI WMC Growth Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.76%)
Lowest Quarterly Return, Date	Jun. 30, 2022
NYLI WMC Small Companies Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies.

Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q4	27.52%
Worst Quarter
2020, Q1	-33.94%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI WMC Small Companies Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%	14.29%
Russell 2000® Index2 | Average Annual Return, Label [Optional Text]	[2]	Russell 2000® Index2
Russell 2000® Index2 | Average Annual Return, Percent			12.81%	6.09%	9.62%
Class A | Average Annual Return, Percent			6.23%	5.10%	6.28%
Class A | Performance Inception Date		Jan. 02, 2004
Investor Class | Average Annual Return, Percent			6.52%	4.93%	5.99%
Investor Class | Performance Inception Date		Feb. 28, 2008
Class C | Average Annual Return, Percent			10.23%	5.22%	5.80%
Class C | Performance Inception Date		Dec. 30, 2002
Class I | Average Annual Return, Percent			12.69%	6.55%	7.15%
Class I | Performance Inception Date		Jan. 12, 1987
Class I | After Taxes on Distributions | Average Annual Return, Percent			12.65%	4.58%	5.52%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			7.54%	4.35%	5.17%
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI WMC Small Companies Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	27.52%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(33.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI Epoch International Choice Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the bar chart and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2022, Q4	17.81%
Worst Quarter
2020, Q1	-21.90%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Epoch International Choice Fund			12 Months Ended	60 Months Ended	64 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE® Index | Average Annual Return, Label [Optional Text]	[1]	MSCI EAFE® Index (Net)1
MSCI EAFE® Index | Average Annual Return, Percent			31.22%	8.92%		8.18%
Class A | Average Annual Return, Percent			22.59%	4.46%		5.69%
Class A | Performance Inception Date		Sep. 01, 2006
Investor Class | Average Annual Return, Percent			22.86%	4.26%		5.43%
Investor Class | Performance Inception Date		Apr. 29, 2008
Class C | Average Annual Return, Percent			27.33%	4.54%		5.20%
Class C | Performance Inception Date		Sep. 01, 2006
Class I | Average Annual Return, Percent			30.06%	5.93%		6.57%
Class I | Performance Inception Date		Dec. 31, 1997
Class I | After Taxes on Distributions | Average Annual Return, Percent			29.63%	5.66%		6.30%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			18.42%	4.75%		5.41%
SIMPLE Class | Average Annual Return, Percent			29.34%	5.24%	6.79%
SIMPLE Class | Performance Inception Date		Aug. 31, 2020
[1]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI Epoch International Choice Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.81%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI PineStone International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2018-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	17.54%
Worst Quarter
2020, Q1	-18.08%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI PineStone International Equity Fund			12 Months Ended	28 Months Ended	60 Months Ended	99 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE® Index | Average Annual Return, Label [Optional Text]	[1]	MSCI EAFE® Index (Net)1
MSCI EAFE® Index | Average Annual Return, Percent			31.22%		8.92%	7.47%
Class A | Average Annual Return, Percent			5.02%		5.29%	8.13%
Class A | Performance Inception Date		Sep. 29, 2017
Investor Class | Average Annual Return, Percent			5.29%	7.05%
Investor Class | Performance Inception Date		Aug. 28, 2023
Class C | Average Annual Return, Percent			8.98%	8.59%
Class C | Performance Inception Date		Aug. 28, 2023
Class I | Average Annual Return, Percent			11.53%		5.58%	8.38%
Class I | Performance Inception Date		Sep. 29, 2017
Class I | After Taxes on Distributions | Average Annual Return, Percent			11.38%		5.51%	8.23%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			7.21%		4.46%	6.83%
Class R6 | Average Annual Return, Percent			11.60%		5.72%	8.56%
Class R6 | Performance Inception Date		Sep. 29, 2017
[1]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

Performance Availability Website Address [Text]	nylim.com/funds
NYLI PineStone International Equity Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI PineStone International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance over time.

Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable. The following bar chart and table reflect the performance for Class P shares of the Fund.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable. The following bar chart and table reflect the performance for Class P shares of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class P Shares(by calendar year 2024-2025)
Bar Chart Closing [Text Block]

Best Quarter
2025, Q2	7.61%
Worst Quarter
2024, Q4	-8.10%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI PineStone International Equity Fund			12 Months Ended	28 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE® Index | Average Annual Return, Label [Optional Text]	[1]	MSCI EAFE® Index (Net)1
MSCI EAFE® Index | Average Annual Return, Percent			31.22%	18.61%
Class P | Average Annual Return, Percent			11.59%	10.15%
Class P | Performance Inception Date		Aug. 28, 2023
Class P | After Taxes on Distributions | Average Annual Return, Percent			11.42%	10.04%
Class P | After Taxes on Distributions and Sales | Average Annual Return, Percent			7.26%	7.99%
[1]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

Performance Availability Website Address [Text]	nylim.com/funds
NYLI PineStone International Equity Fund | Class P
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.61%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.10%)
Lowest Quarterly Return, Date	Dec. 31, 2024
NYLI WMC International Research Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The table also includes the average annual returns of the MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2022, Q4	17.84%
Worst Quarter
2020, Q1	-24.90%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI WMC International Research Equity Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE® Index | Average Annual Return, Label [Optional Text]	[1]	MSCI EAFE® Index (Net)1
MSCI EAFE® Index | Average Annual Return, Percent			31.22%	8.92%	8.18%
MSCI ACWI® ex USA Index | Average Annual Return, Label [Optional Text]		MSCI ACWI® ex USA Index (Net)2
MSCI ACWI® ex USA Index | Average Annual Return, Percent			32.39%	7.91%	8.41%
Class A | Average Annual Return, Percent			31.09%	8.05%	5.01%
Class A | Performance Inception Date		Sep. 28, 2007
Investor Class | Average Annual Return, Percent			31.25%	7.76%	4.73%
Investor Class | Performance Inception Date		Feb. 28, 2008
Class C | Average Annual Return, Percent			36.14%	8.07%	4.55%
Class C | Performance Inception Date		Sep. 28, 2007
Class I | Average Annual Return, Percent			39.09%	9.57%	5.88%
Class I | Performance Inception Date		Sep. 28, 2007
Class I | After Taxes on Distributions | Average Annual Return, Percent			38.03%	9.06%	5.02%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			23.70%	7.54%	4.47%
[1]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI WMC International Research Equity Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.84%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI Candriam Emerging Markets Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the MSCI Emerging Markets Index (Net) to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2018-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	25.57%
Worst Quarter
2020, Q1	-20.78%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Candriam Emerging Markets Equity Fund			12 Months Ended	60 Months Ended	98 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index | Average Annual Return, Label [Optional Text]	[1]	MSCI Emerging Markets Index (Net)1
MSCI Emerging Markets Index | Average Annual Return, Percent			33.57%	4.20%	5.43%
Class A | Average Annual Return, Percent			27.70%	1.08%	4.05%
Class A | Performance Inception Date		Nov. 15, 2017
Investor Class | Average Annual Return, Percent			28.32%	1.03%	3.92%
Investor Class | Performance Inception Date		Nov. 15, 2017
Class C | Average Annual Return, Percent			32.96%	1.31%	3.87%
Class C | Performance Inception Date		Nov. 15, 2017
Class I | Average Annual Return, Percent			35.63%	2.58%	5.14%
Class I | Performance Inception Date		Nov. 15, 2017
Class I | After Taxes on Distributions | Average Annual Return, Percent			34.01%	2.53%	5.10%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			22.50%	2.32%	4.34%
Class R6 | Average Annual Return, Percent			35.73%	2.58%	5.15%
Class R6 | Performance Inception Date		Nov. 15, 2017
[1]	The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI Candriam Emerging Markets Equity Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	25.57%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI Epoch Capital Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2017-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	22.42%
Worst Quarter
2020, Q1	-15.31%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Epoch Capital Growth Fund			12 Months Ended	60 Months Ended	114 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index | Average Annual Return, Label [Optional Text]	[1]	MSCI World Index (Net)1
MSCI World Index | Average Annual Return, Percent			21.09%	12.15%	12.77%
Class A | Average Annual Return, Percent			7.22%	9.22%	12.65%
Class A | Performance Inception Date		Jun. 30, 2016
Investor Class | Average Annual Return, Percent			7.43%	9.02%	12.38%
Investor Class | Performance Inception Date		Jun. 30, 2016
Class C | Average Annual Return, Percent			11.28%	9.34%	12.22%
Class C | Performance Inception Date		Jun. 30, 2016
Class I | Average Annual Return, Percent			13.74%	10.74%	13.60%
Class I | Performance Inception Date		Jun. 30, 2016
Class I | After Taxes on Distributions | Average Annual Return, Percent			11.64%	8.58%	11.43%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			9.64%	8.04%	10.68%
[1]	The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI Epoch Capital Growth Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI Epoch Global Equity Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests. The table also includes the average annual returns of the Global Equity Yield Composite Index as an additional index.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2022, Q4	14.66%
Worst Quarter
2020, Q1	-24.74%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Epoch Global Equity Yield Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index | Average Annual Return, Label [Optional Text]	[1]	MSCI World Index (Net)1
MSCI World Index | Average Annual Return, Percent			21.09%	12.15%	12.17%
Global Equity Yield Composite Index2 | Average Annual Return, Label [Optional Text]	[2]	Global Equity Yield Composite Index2
Global Equity Yield Composite Index2 | Average Annual Return, Percent			15.36%	7.96%	8.26%
Class A | Average Annual Return, Percent			15.04%	10.44%	8.21%
Class A | Performance Inception Date		Aug. 02, 2006
Investor Class | Average Annual Return, Percent			15.63%	10.48%	8.17%
Investor Class | Performance Inception Date		Nov. 16, 2009
Class C | Average Annual Return, Percent			19.87%	10.86%	8.01%
Class C | Performance Inception Date		Nov. 16, 2009
Class I | Average Annual Return, Percent			22.06%	11.97%	9.09%
Class I | Performance Inception Date		Dec. 27, 2005
Class I | After Taxes on Distributions | Average Annual Return, Percent			19.74%	10.61%	7.89%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			14.60%	9.35%	7.17%
Class R6 | Average Annual Return, Percent			22.19%	12.08%	9.08%
Class R6 | Performance Inception Date		Jun. 17, 2013
[1]	The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[2]	The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large- and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI Epoch Global Equity Yield Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.66%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI PineStone Global Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Effective August 25, 2023, the Fiera Capital Global Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.Effective August 25, 2023, the Fiera Capital Global Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2018-2025)
Bar Chart Closing [Text Block]

Best Quarter
2019, Q1	16.03%
Worst Quarter
2020, Q1	-17.66%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI PineStone Global Equity Fund			12 Months Ended	28 Months Ended	60 Months Ended	104 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index | Average Annual Return, Label [Optional Text]	[1]	MSCI World Index (Net)1
MSCI World Index | Average Annual Return, Percent			21.09%		12.15%	12.22%
Class A | Average Annual Return, Percent			8.59%		9.04%	12.19%
Class A | Performance Inception Date		Apr. 28, 2017
Class C | Average Annual Return, Percent			12.85%	12.62%
Class C | Performance Inception Date		Aug. 28, 2023
Class I | Average Annual Return, Percent			15.15%		9.31%	12.47%
Class I | Performance Inception Date		Apr. 28, 2017
Class I | After Taxes on Distributions | Average Annual Return, Percent			12.92%		8.07%	11.55%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			10.56%		7.22%	10.18%
Class R6 | Average Annual Return, Percent			15.19%	13.92%
Class R6 | Performance Inception Date		Aug. 28, 2023
[1]	The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Performance Availability Website Address [Text]	nylim.com/funds
NYLI PineStone Global Equity Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.03%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI PineStone Global Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the MSCI World Index to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable. The following bar chart and table reflect the performance for Class P shares of the Fund.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the MSCI World Index to represent a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable. The following bar chart and table reflect the performance for Class P shares of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class P(by calendar year 2024-2025)
Bar Chart Closing [Text Block]

Best Quarter
2025, Q2	7.47%
Worst Quarter
2024, Q4	-3.09%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI PineStone Global Equity Fund			12 Months Ended	28 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index | Average Annual Return, Label [Optional Text]	[1]	MSCI World Index (Net)1
MSCI World Index | Average Annual Return, Percent			21.09%	21.22%
Class P | Average Annual Return, Percent			15.21%	13.95%
Class P | Performance Inception Date		Aug. 28, 2023
Class P | After Taxes on Distributions | Average Annual Return, Percent			13.03%	12.27%
Class P | After Taxes on Distributions and Sales | Average Annual Return, Percent			10.56%	10.76%
[1]	The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Performance Availability Website Address [Text]	nylim.com/funds
NYLI PineStone Global Equity Fund | Class P
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.47%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.09%)
Lowest Quarterly Return, Date	Dec. 31, 2024
NYLI Floating Rate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	8.58%
Worst Quarter
2020, Q1	-11.81%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Floating Rate Fund			12 Months Ended	60 Months Ended	64 Months Ended	82 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index1
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Percent			7.30%	(0.36%)			2.01%
Morningstar LSTA US Leveraged Loan Index2 | Average Annual Return, Label [Optional Text]	[2]	Morningstar LSTA US Leveraged Loan Index2
Morningstar LSTA US Leveraged Loan Index2 | Average Annual Return, Percent			5.90%	6.42%			5.83%
Class A | Average Annual Return, Percent			2.00%	4.69%			4.52%
Class A | Performance Inception Date		May 03, 2004
Investor Class | Average Annual Return, Percent			2.26%	4.65%			4.44%
Investor Class | Performance Inception Date		Feb. 28, 2008
Class C | Average Annual Return, Percent			3.12%	4.39%			3.98%
Class C | Performance Inception Date		May 03, 2004
Class I | Average Annual Return, Percent			5.42%	5.59%			5.09%
Class I | Performance Inception Date		May 03, 2004
Class I | After Taxes on Distributions | Average Annual Return, Percent			2.32%	2.93%			2.86%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.16%	3.12%			2.92%
Class R6 | Average Annual Return, Percent			5.37%	5.67%		5.18%
Class R6 | Performance Inception Date		Feb. 28, 2019
SIMPLE Class | Average Annual Return, Percent			4.78%	5.02%	5.40%
SIMPLE Class | Performance Inception Date		Aug. 31, 2020
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The Morningstar LSTA US Leveraged Loan Index is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI Floating Rate Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI MacKay Short Duration High Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	9.11%
Worst Quarter
2020, Q1	-11.96%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI MacKay Short Duration High Income Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index1
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index2 | Average Annual Return, Label [Optional Text]	[2]	ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index2
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index2 | Average Annual Return, Percent			7.82%	5.00%	5.77%
Class A | Average Annual Return, Percent			2.77%	4.12%	4.72%
Class A | Performance Inception Date		Dec. 17, 2012
Investor Class | Average Annual Return, Percent			3.26%	4.15%	4.65%
Investor Class | Performance Inception Date		Dec. 17, 2012
Class C | Average Annual Return, Percent			4.14%	3.89%	4.18%
Class C | Performance Inception Date		Dec. 17, 2012
Class I | Average Annual Return, Percent			6.19%	5.01%	5.29%
Class I | Performance Inception Date		Dec. 17, 2012
Class I | After Taxes on Distributions | Average Annual Return, Percent			3.54%	2.72%	3.11%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.62%	2.83%	3.10%
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI MacKay Short Duration High Income Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI MacKay Total Return Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2023, Q4	7.61%
Worst Quarter
2022, Q1	-6.69%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI MacKay Total Return Bond Fund			12 Months Ended	60 Months Ended	64 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index1
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Percent			7.30%	(0.36%)		2.01%
Class A | Average Annual Return, Percent			2.68%	(0.70%)		2.13%
Class A | Performance Inception Date		Jan. 02, 2004
Investor Class | Average Annual Return, Percent			2.89%	(0.88%)		1.95%
Investor Class | Performance Inception Date		Feb. 28, 2008
Class C | Average Annual Return, Percent			5.27%	(0.81%)		1.65%
Class C | Performance Inception Date		Jan. 02, 2004
Class I | Average Annual Return, Percent			7.83%	0.54%		2.93%
Class I | Performance Inception Date		Jan. 02, 1991
Class I | After Taxes on Distributions | Average Annual Return, Percent			5.64%	(1.34%)		1.34%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			4.60%	(0.37%)		1.58%
Class R6 | Average Annual Return, Percent			7.84%	0.55%		2.97%
Class R6 | Performance Inception Date		Dec. 29, 2014
SIMPLE Class | Average Annual Return, Percent			7.17%	(0.11%)	0.23%
SIMPLE Class | Performance Inception Date		Aug. 31, 2020
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI MacKay Total Return Bond Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.61%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.69%)
Lowest Quarterly Return, Date	Mar. 31, 2022
NYLI Short Term Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the bar chart and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	5.58%
Worst Quarter
2020, Q1	-4.05%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Short Term Bond Fund			12 Months Ended	60 Months Ended	64 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index1
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Percent			7.30%	(0.36%)		2.01%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index2 | Average Annual Return, Label [Optional Text]	[2]	Bloomberg 1-3 Year U.S. Government/Credit Bond Index2
Bloomberg 1-3 Year U.S. Government/Credit Bond Index2 | Average Annual Return, Percent			5.35%	1.97%		2.09%
Class A | Average Annual Return, Percent			3.97%	1.52%		2.04%
Class A | Performance Inception Date		Jan. 02, 2004
Investor Class | Average Annual Return, Percent			4.27%	1.44%		1.82%
Investor Class | Performance Inception Date		Feb. 28, 2008
Class I | Average Annual Return, Percent			5.26%	2.05%		2.66%
Class I | Performance Inception Date		Jan. 02, 1991
Class I | After Taxes on Distributions | Average Annual Return, Percent			3.36%	0.60%		1.02%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.09%	0.94%		1.38%
SIMPLE Class | Average Annual Return, Percent			4.71%	1.39%	1.41%
SIMPLE Class | Performance Inception Date		Aug. 31, 2020
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The Bloomberg 1-3 Year U.S. Government/Credit Bond Index is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI Short Term Bond Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.05%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI MacKay Arizona Muni Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the Bloomberg Municipal Bond Index 1-15 Yr. Blend, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the Bloomberg Municipal Bond Index 1-15 Yr. Blend, which is generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.Performance data for the classes varies based on differences in their fee and expense structures. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2023, Q4	5.67%
Worst Quarter
2022, Q1	-5.50%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI MacKay Arizona Muni Fund			12 Months Ended	17 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg Municipal Bond Index1
Bloomberg Municipal Bond Index1 | Average Annual Return, Percent			4.25%		0.80%	2.34%
Bloomberg Municipal Bond Index 1-15 Yr Blend2 | Average Annual Return, Label [Optional Text]	[2]	Bloomberg Municipal Bond Index 1-15 Yr Blend2
Bloomberg Municipal Bond Index 1-15 Yr Blend2 | Average Annual Return, Percent			5.18%		1.16%	2.27%
Class A | Average Annual Return, Percent			1.32%	1.53%
Class A | Performance Inception Date		Jul. 22, 2024
Class C | Average Annual Return, Percent			3.15%		(0.13%)	0.93%
Class C | Performance Inception Date		Apr. 01, 1996
Class I | Average Annual Return, Percent			4.61%		0.70%	1.87%
Class I | Performance Inception Date		Apr. 01, 1996
Class I | After Taxes on Distributions | Average Annual Return, Percent			4.45%		0.63%	1.81%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			4.01%		1.10%	2.04%
Class Z | Average Annual Return, Percent			1.42%		(0.03%)	1.42%
Class Z | Performance Inception Date		Mar. 13, 1986
[1]	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[2]	The Bloomberg Municipal Bond Index 1-15 Yr Blend covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI MacKay Arizona Muni Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.67%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.50%)
Lowest Quarterly Return, Date	Mar. 31, 2022
NYLI MacKay California Muni Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2023, Q4	8.15%
Worst Quarter
2022, Q1	-7.53%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI MacKay California Muni Fund			12 Months Ended	60 Months Ended	64 Months Ended	74 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg Municipal Bond Index1
Bloomberg Municipal Bond Index1 | Average Annual Return, Percent			4.25%	0.80%			2.34%
Bloomberg California Municipal Bond Index2 | Average Annual Return, Label [Optional Text]	[2]	Bloomberg California Municipal Bond Index2
Bloomberg California Municipal Bond Index2 | Average Annual Return, Percent			4.11%	0.76%			2.29%
Class A | Average Annual Return, Percent			(0.68%)	(0.52%)			1.89%
Class A | Performance Inception Date		Feb. 28, 2013
Investor Class | Average Annual Return, Percent			(0.20%)	(0.46%)			1.86%
Investor Class | Performance Inception Date		Feb. 28, 2013
Class C | Average Annual Return, Percent			1.12%	0.11%			2.07%
Class C | Performance Inception Date		Feb. 28, 2013
Class C2 | Average Annual Return, Percent			0.86%	(0.05%)	0.41%
Class C2 | Performance Inception Date		Aug. 31, 2020
Class I | Average Annual Return, Percent			2.65%	0.64%			2.61%
Class I | Performance Inception Date		Feb. 28, 2013
Class I | After Taxes on Distributions | Average Annual Return, Percent			2.58%	0.59%			2.58%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.92%	1.19%			2.73%
Class R6 | Average Annual Return, Percent			2.66%	0.67%		1.47%
Class R6 | Performance Inception Date		Nov. 01, 2019
[1]	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[2]	The Bloomberg California Municipal Bond Index is a market value-weighted index of California investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI MacKay California Muni Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.15%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.53%)
Lowest Quarterly Return, Date	Mar. 31, 2022
NYLI MacKay Colorado Muni Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the Bloomberg Municipal Bond Index 1-15 Yr. Blend, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the Bloomberg Municipal Bond Index 1-15 Yr. Blend, which is generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.Performance data for the classes varies based on differences in their fee and expense structures. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2023, Q4	5.08%
Worst Quarter
2022, Q1	-5.28%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI MacKay Colorado Muni Fund			12 Months Ended	17 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg Municipal Bond Index1
Bloomberg Municipal Bond Index1 | Average Annual Return, Percent			4.25%		0.80%	2.34%
Bloomberg Municipal Bond Index 1-15 Yr Blend2 | Average Annual Return, Label [Optional Text]	[2]	Bloomberg Municipal Bond Index 1-15 Yr Blend2
Bloomberg Municipal Bond Index 1-15 Yr Blend2 | Average Annual Return, Percent			5.18%		1.16%	2.27%
Class A | Average Annual Return, Percent			0.54%	0.94%
Class A | Performance Inception Date		Jul. 22, 2024
Class C | Average Annual Return, Percent			2.36%		(0.51%)	0.46%
Class C | Performance Inception Date		Apr. 30, 1996
Class I | Average Annual Return, Percent			3.90%		0.39%	1.40%
Class I | Performance Inception Date		Apr. 30, 1996
Class I | After Taxes on Distributions | Average Annual Return, Percent			3.79%		0.35%	1.38%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.61%		0.80%	1.60%
Class Z | Average Annual Return, Percent			0.59%		(0.32%)	1.03%
Class Z | Performance Inception Date		May 21, 1987
[1]	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[2]	The Bloomberg Municipal Bond Index 1-15 Yr Blend covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI MacKay Colorado Muni Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.08%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.28%)
Lowest Quarterly Return, Date	Mar. 31, 2022
NYLI MacKay High Yield Muni Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and two additional indexes over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the Bloomberg High Yield Municipal Bond Index and High Yield Municipal Bond Composite Index, which are generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2023, Q4	10.18%
Worst Quarter
2022, Q1	-7.22%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI MacKay High Yield Muni Bond Fund			12 Months Ended	60 Months Ended	74 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg Municipal Bond Index1
Bloomberg Municipal Bond Index1 | Average Annual Return, Percent			4.25%	0.80%		2.34%
Bloomberg High Yield Municipal Bond Index2 | Average Annual Return, Label [Optional Text]	[2]	Bloomberg High Yield Municipal Bond Index2
Bloomberg High Yield Municipal Bond Index2 | Average Annual Return, Percent			2.46%	2.18%		4.35%
High Yield Municipal Bond Composite Index3 | Average Annual Return, Label [Optional Text]	[3]	High Yield Municipal Bond Composite Index3
High Yield Municipal Bond Composite Index3 | Average Annual Return, Percent			3.17%	1.64%		3.56%
Class A | Average Annual Return, Percent			(0.26%)	0.37%		2.93%
Class A | Performance Inception Date		Mar. 31, 2010
Investor Class | Average Annual Return, Percent			0.33%	0.47%		2.92%
Investor Class | Performance Inception Date		Mar. 31, 2010
Class C | Average Annual Return, Percent			1.06%	0.52%		2.62%
Class C | Performance Inception Date		Mar. 31, 2010
Class I | Average Annual Return, Percent			3.17%	1.56%		3.67%
Class I | Performance Inception Date		Mar. 31, 2010
Class I | After Taxes on Distributions | Average Annual Return, Percent			2.96%	1.41%		3.55%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.42%	1.93%		3.64%
Class R6 | Average Annual Return, Percent			3.14%	1.60%	2.30%
Class R6 | Performance Inception Date		Nov. 01, 2019
[1]	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[2]	The Bloomberg High Yield Municipal Bond Index is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.
[3]	The High Yield Municipal Bond Composite Index consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40% respectively.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI MacKay High Yield Muni Bond Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.18%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.22%)
Lowest Quarterly Return, Date	Mar. 31, 2022
NYLI MacKay New York Muni Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2023, Q4	8.58%
Worst Quarter
2022, Q1	-7.55%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI MacKay New York Muni Fund			12 Months Ended	60 Months Ended	64 Months Ended	74 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg Municipal Bond Index1
Bloomberg Municipal Bond Index1 | Average Annual Return, Percent			4.25%	0.80%			2.34%
Bloomberg New York Municipal Bond Index2 | Average Annual Return, Label [Optional Text]	[2]	Bloomberg New York Municipal Bond Index2
Bloomberg New York Municipal Bond Index2 | Average Annual Return, Percent			3.69%	0.81%			2.20%
Class A | Average Annual Return, Percent			0.07%	(0.38%)			1.80%
Class A | Performance Inception Date		May 14, 2012
Investor Class | Average Annual Return, Percent			0.55%	(0.27%)			1.80%
Investor Class | Performance Inception Date		May 14, 2012
Class C | Average Annual Return, Percent			1.88%	0.29%			2.00%
Class C | Performance Inception Date		May 14, 2012
Class C2 | Average Annual Return, Percent			1.73%	0.14%	0.59%
Class C2 | Performance Inception Date		Aug. 31, 2020
Class I | Average Annual Return, Percent			3.42%	0.81%			2.54%
Class I | Performance Inception Date		May 14, 2012
Class I | After Taxes on Distributions | Average Annual Return, Percent			3.33%	0.76%			2.50%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.40%	1.34%			2.71%
Class R6 | Average Annual Return, Percent			3.44%	0.82%		1.60%
Class R6 | Performance Inception Date		Nov. 01, 2019
[1]	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[2]	The Bloomberg New York Municipal Bond Index is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI MacKay New York Muni Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.58%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.55%)
Lowest Quarterly Return, Date	Mar. 31, 2022
NYLI MacKay Oregon Muni Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the Bloomberg Municipal Bond Index 1-15 Yr. Blend, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the Bloomberg Municipal Bond Index 1-15 Yr. Blend, which is generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.Performance data for the classes varies based on differences in their fee and expense structures. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2023, Q4	4.99%
Worst Quarter
2022, Q1	-5.35%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI MacKay Oregon Muni Fund			12 Months Ended	17 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg Municipal Bond Index1
Bloomberg Municipal Bond Index1 | Average Annual Return, Percent			4.25%		0.80%	2.34%
Bloomberg Municipal Bond Index 1-15 Yr Blend2 | Average Annual Return, Label [Optional Text]	[2]	Bloomberg Municipal Bond Index 1-15 Yr Blend2
Bloomberg Municipal Bond Index 1-15 Yr Blend2 | Average Annual Return, Percent			5.18%		1.16%	2.27%
Class A | Average Annual Return, Percent			0.94%	0.84%
Class A | Performance Inception Date		Jul. 22, 2024
Class C | Average Annual Return, Percent			2.75%		(0.59%)	0.50%
Class C | Performance Inception Date		Apr. 05, 1996
Class I | Average Annual Return, Percent			4.33%		0.28%	1.45%
Class I | Performance Inception Date		Apr. 05, 1996
Class I | After Taxes on Distributions | Average Annual Return, Percent			4.28%		0.26%	1.43%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.83%		0.71%	1.62%
Class Z | Average Annual Return, Percent			1.14%		(0.48%)	0.99%
Class Z | Performance Inception Date		Jun. 16, 1986
[1]	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[2]	The Bloomberg Municipal Bond Index 1-15 Yr Blend covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI MacKay Oregon Muni Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	4.99%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.35%)
Lowest Quarterly Return, Date	Mar. 31, 2022
NYLI MacKay Short Term Muni Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Effective May 22, 2018, the Fund changed, among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the bar chart and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2023, Q4	3.38%
Worst Quarter
2022, Q1	-2.71%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI MacKay Short Term Muni Fund			12 Months Ended	44 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg Municipal Bond Index1
Bloomberg Municipal Bond Index1 | Average Annual Return, Percent			4.25%		0.80%		2.34%
Bloomberg 3-Year Municipal Bond Index2 | Average Annual Return, Label [Optional Text]	[2]	Bloomberg 3-Year Municipal Bond Index2
Bloomberg 3-Year Municipal Bond Index2 | Average Annual Return, Percent			4.11%		1.29%		1.64%
Class A | Average Annual Return, Percent			3.35%		1.18%		1.33%
Class A | Performance Inception Date		Jan. 02, 2004
Class A2 | Average Annual Return, Percent			2.30%		0.98%	1.04%
Class A2 | Performance Inception Date		Sep. 30, 2020
Investor Class | Average Annual Return, Percent			3.54%		0.95%		0.96%
Investor Class | Performance Inception Date		Feb. 28, 2008
Class I | Average Annual Return, Percent			4.68%		1.65%		1.71%
Class I | Performance Inception Date		Jan. 02, 1991
Class I | After Taxes on Distributions | Average Annual Return, Percent			4.48%		1.50%		1.62%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.99%		1.68%		1.66%
Class R6 | Average Annual Return, Percent			4.69%	3.22%
Class R6 | Performance Inception Date		May 02, 2022
[1]	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[2]	The Bloomberg 3-Year Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity range of 2-4 years.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI MacKay Short Term Muni Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.38%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.71%)
Lowest Quarterly Return, Date	Mar. 31, 2022
NYLI MacKay Strategic Muni Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Effective November 30, 2021, the Fund made changes to its principal investment strategies. The performance in the bar chart and table prior to this date reflects the Fund’s prior principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2020-2025)
Bar Chart Closing [Text Block]

Best Quarter
2023, Q4	5.68%
Worst Quarter
2022, Q1	-5.36%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI MacKay Strategic Muni Allocation Fund			12 Months Ended	17 Months Ended	37 Months Ended	60 Months Ended	78 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg Municipal Bond Index1
Bloomberg Municipal Bond Index1 | Average Annual Return, Percent			4.25%			0.80%	1.77%
Bloomberg Municipal Bond Index 1-15 Yr Blend2 | Average Annual Return, Label [Optional Text]	[2]	Bloomberg Municipal Bond Index 1-15 Yr Blend2
Bloomberg Municipal Bond Index 1-15 Yr Blend2 | Average Annual Return, Percent			5.18%			1.16%	1.91%
Class A | Average Annual Return, Percent			1.54%			0.58%	1.50%
Class A | Performance Inception Date		Jun. 28, 2019
Investor Class | Average Annual Return, Percent			2.02%			0.53%	1.35%
Investor Class | Performance Inception Date		Jun. 28, 2019
Class C | Average Annual Return, Percent			3.38%			1.10%	1.81%
Class C | Performance Inception Date		Jun. 28, 2019
Class C2 | Average Annual Return, Percent			3.22%		3.46%
Class C2 | Performance Inception Date		Dec. 13, 2022
Class I | Average Annual Return, Percent			4.95%			1.74%	2.45%
Class I | Performance Inception Date		Jun. 28, 2019
Class I | After Taxes on Distributions | Average Annual Return, Percent			4.89%			1.64%	2.35%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			4.39%			1.99%	2.51%
Class R6 | Average Annual Return, Percent			5.00%			1.77%	2.47%
Class R6 | Performance Inception Date		Jun. 28, 2019
Class Z | Average Annual Return, Percent			1.54%	1.64%
Class Z | Performance Inception Date		Jul. 22, 2024
[1]	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[2]	The Bloomberg Municipal Bond Index 1-15 Yr Blend covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI MacKay Strategic Muni Allocation Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.68%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.36%)
Lowest Quarterly Return, Date	Mar. 31, 2022
NYLI MacKay Utah Muni Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the Bloomberg Municipal Bond Index 1-15 Yr. Blend, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Effective July 19, 2024, the Aquila Tax-Free Trust for Utah (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the Bloomberg Municipal Bond Index 1-15 Yr. Blend, which is generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.Performance data for the classes varies based on differences in their fee and expense structures. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.Effective July 19, 2024, the Aquila Tax-Free Trust for Utah (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2023, Q4	5.82%
Worst Quarter
2022, Q1	-5.65%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI MacKay Utah Muni Fund			12 Months Ended	17 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg Municipal Bond Index1
Bloomberg Municipal Bond Index1 | Average Annual Return, Percent			4.25%		0.80%	2.34%
Bloomberg Municipal Bond Index 1-15 Yr Blend2 | Average Annual Return, Label [Optional Text]	[2]	Bloomberg Municipal Bond Index 1-15 Yr Blend2
Bloomberg Municipal Bond Index 1-15 Yr Blend2 | Average Annual Return, Percent			5.18%		1.16%	2.27%
Class A | Average Annual Return, Percent			1.66%	1.62%
Class A | Performance Inception Date		Jul. 22, 2024
Class C | Average Annual Return, Percent			3.39%		(0.24%)	0.97%
Class C | Performance Inception Date		May 21, 1996
Class I | Average Annual Return, Percent			5.05%		0.64%	1.91%
Class I | Performance Inception Date		May 21, 1996
Class I | After Taxes on Distributions | Average Annual Return, Percent			4.99%		0.61%	1.89%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			4.50%		1.06%	2.06%
Class Z | Average Annual Return, Percent			1.57%		(0.21%)	1.39%
Class Z | Performance Inception Date		Jul. 24, 1992
[1]	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[2]	The Bloomberg Municipal Bond Index 1-15 Yr Blend covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI MacKay Utah Muni Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.82%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.65%)
Lowest Quarterly Return, Date	Mar. 31, 2022
NYLI Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and three additional indexes over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Russell 1000® Value Index, Bloomberg U.S. Intermediate Government/Credit Bond Index and Balanced Bond Composite Index, which are generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC.

Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and three additional indexes over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Russell 1000® Value Index, Bloomberg U.S. Intermediate Government/Credit Bond Index and Balanced Bond Composite Index, which are generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC.Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	12.51%
Worst Quarter
2020, Q1	-16.33%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Balanced Fund			12 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%		14.29%
Russell 1000® Value Index2 | Average Annual Return, Label [Optional Text]	[2]	Russell 1000® Value Index2
Russell 1000® Value Index2 | Average Annual Return, Percent			15.91%	11.33%		10.53%
Bloomberg U.S. Intermediate Government/Credit Bond Index3 | Average Annual Return, Label [Optional Text]	[3]	Bloomberg U.S. Intermediate Government/Credit Bond Index3
Bloomberg U.S. Intermediate Government/Credit Bond Index3 | Average Annual Return, Percent			6.97%	0.96%		2.29%
Balanced Composite Index4 | Average Annual Return, Label [Optional Text]	[4]	Balanced Composite Index4
Balanced Composite Index4 | Average Annual Return, Percent			12.34%	7.28%		7.45%
Class A | Average Annual Return, Percent			7.75%	6.33%		6.29%
Class A | Performance Inception Date		Jan. 02, 2004
Investor Class | Average Annual Return, Percent			8.05%	6.18%		6.05%
Investor Class | Performance Inception Date		Feb. 28, 2008
Class C | Average Annual Return, Percent			8.99%	5.92%		5.86%
Class C | Performance Inception Date		Dec. 30, 2002
Class I | Average Annual Return, Percent			11.39%	7.26%		7.16%
Class I | Performance Inception Date		May 01, 1989
Class I | After Taxes on Distributions | Average Annual Return, Percent			9.18%	4.76%		5.20%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			7.54%	4.85%		5.08%
Class R6 | Average Annual Return, Percent			11.47%	7.35%	6.61%
Class R6 | Performance Inception Date		Dec. 15, 2017
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
[2]	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.
[3]	The Bloomberg U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.
[4]	The Balanced Composite Index consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI Balanced Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.51%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI MacKay Short Duration High Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	9.11%
Worst Quarter
2020, Q1	-11.96%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI MacKay Short Duration High Income Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index1
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index2 | Average Annual Return, Label [Optional Text]	[2]	ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index2
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index2 | Average Annual Return, Percent			7.82%	5.00%	5.77%
Class A | Average Annual Return, Percent			2.77%	4.12%	4.72%
Class A | Performance Inception Date		Dec. 17, 2012
Investor Class | Average Annual Return, Percent			3.26%	4.15%	4.65%
Investor Class | Performance Inception Date		Dec. 17, 2012
Class C | Average Annual Return, Percent			4.14%	3.89%	4.18%
Class C | Performance Inception Date		Dec. 17, 2012
Class I | Average Annual Return, Percent			6.19%	5.01%	5.29%
Class I | Performance Inception Date		Dec. 17, 2012
Class I | After Taxes on Distributions | Average Annual Return, Percent			3.54%	2.72%	3.11%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.62%	2.83%	3.10%
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI MacKay Short Duration High Income Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020